Other liabilities (Details 5) - Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") $ in Thousands	Dec. 31, 2018 USD ($)
Annual discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,304
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,485
Annual employee future wage increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,487
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,301
Annual turnover rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,360
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,424